Trade and other receivables	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and other receivables

	$ million
	Dec 31, 2023		Dec 31, 2022
	Current	Non-current	Current	Non-current
Trade receivables	36,273	—	39,334	—
Lease receivables	188	1,032	206	1,090
Other receivables	9,642	2,801	9,737	3,247
Amounts due from joint ventures and associates	1,014	278	2,722	423
Prepayments and deferred charges	6,156	2,187	14,511	2,160
Total	53,273	6,298	66,510	6,920
The fair value of financial assets included above approximates the carrying amount and was determined from predominantly unobservable inputs.
Other receivables at December 31, 2023, included receivables from certain governments in their capacity as joint arrangement partners of $296 million (2022: $717 million), after provisions for impairments, that are overdue in part or in full. Recoverability and timing thereof are subject to uncertainty, however, the ultimate risk of default on the carrying amount is considered to be low. Other receivables at December 31, 2023, also included current income tax receivables of $558 million (2022: $363 million) and non-current income tax receivables of $568 million (2022: $469 million).
Current prepayments and deferred charges at December 31, 2023, mainly decreased compared to prior year due to lower gas and power prices and a lower outstanding collateral position.
Provisions for impairments deducted from trade and other receivables amounted to $1,251 million at December 31, 2023 (2022: $1,510 million).
Allowance for expected credit losses - trade receivables
Shell uses a provision matrix to calculate expected credit losses (ECLs) for trade receivables. The provision matrix is initially based on Shell's historical observed default rates. Shell calculates the ECL to adjust the historical credit loss experienced with forward-looking information.
The ECL at December 31, 2023, was $185 million (2022: $214 million), which represents 0.51-0.54% (2022: 0.45-0.54%) of all trade receivables.
A loss allowance provision of $415 million (2022: $841 million) was established in addition to all other impairments to trade receivables as at December 31, 2023, that are outside of the provision matrix calculations.

Lease receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2023	Dec 31, 2022
Less than one year	238	257
Between 1 and 5 years	848	792
5 years and later	453	532
Total undiscounted lease payments receivable	1,539	1,581
Unearned finance income	260	270
Net investment in leases	1,279	1,311
In addition, at December 31, 2023, Shell is entitled to future contractual payments under operating leases of $312 million (2022: $389 million).